FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth the fair values of the Plan’s investments by asset category as of December 31, 2025 (in thousands):

	Level 1	Total
Mutual funds	$142,220	$142,220
Roper Technologies, Inc. common stock fund	20,349	20,349
Total assets in the fair value hierarchy	$162,569	$162,569
Investments measured at NAV:
CCTs*		1,755,596
Total investments, at fair value		$1,918,165

The following table sets forth the fair values of the Plan’s investments by asset category as of December 31, 2024 (in thousands):

	Level 1	Total
Mutual funds	$403,264	$403,264
Roper Technologies, Inc. common stock fund	27,632	27,632
Total assets in the fair value hierarchy	$430,896	$430,896
Investments measured at NAV:
CCTs*		1,136,533
Total investments, at fair value		$1,567,429

* In accordance with FASB ASC Subtopic 820-10, certain investments that were measured at NAV per unit (or its equivalent) have not been classified within the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.
The following table summarizes investments measured at fair value based on NAV per unit as of December 31, 2025 and 2024 (in thousands):

December 31, 2025	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
CCT Funds	$1,755,596	N/A	Daily	Daily

December 31, 2024
CCT Funds	$1,136,533	N/A	Daily	Daily